UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2004
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Name: CAK Capital Management, Inc.
                             d/b/a/ Knott Capital Management
                    Address: 224 Valley Creek Blvd.
                             Suite 100
                             Exton, PA 19341

                         Form 13F File Number: 28-11364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
                             Name: J. Michael Barron
                            Title: Chief Executive Officer
                            Phone: (610) 854-6000

                     Signature, Place, and Date of Signing:


/s/ J. Michael Barron            Exton, PA                 May 12, 2005
-----------------------------    ----------------------    -----------------
    J. Michael Barron            City, State               Date

                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   64

Form 13F Information Table Value Total:   $345,266 (thousands)

List of Other Included Managers: NONE

























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


                           FORM 13F INFORMATION TABLE

FORM 13-F 9/30/04
REPORTING MANAGER:
CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT

                                                           FORM 13F INFORMATION TABLE
                                TITLE OF             VALUE      SHARES/   SH/  PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER           CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL DSCRETN MANAGERS     SOLE     SHARED  NONE
------------------------------ ---------- --------- -------- ------------ ---- ---- ------- -------- ------------ ------  ----
3Com Corporation               COM        885535104     8059 1909754.0000  SH        SOLE            1909754.0000
                                                         215   51000.0000  SH       OTHER              51000.0000
Accenture Ltd.                 COM        G1150G111    15206  562135.0000  SH        SOLE             562135.0000
                                                         257    9500.0000  SH       OTHER               9500.0000
Amvescap PLC ADS               COM        03235E100      439   40000.0000  SH        SOLE              40000.0000
Aventis                        COM        053561106      718    8500.0000  SH        SOLE               8500.0000
Biomet Inc.                    COM        090613100    14647  312441.0000  SH        SOLE             312441.0000
                                                         345    7350.0000  SH       OTHER               7350.0000
Bristol-Myers Squibb           COM        110122108     1784   75350.0000  SH       OTHER              75350.0000
Celgene Corp.                  COM        151020104    12564  215760.0000  SH        SOLE             215760.0000
                                                         216    3715.0000  SH       OTHER               3715.0000
Cendant Corporation            COM        151313103    11054  511772.0000  SH        SOLE             511772.0000
                                                         227   10500.0000  SH       OTHER              10500.0000
Cephalon Inc.                  COM        156708109    10586  221011.0000  SH        SOLE             221011.0000
                                                         205    4275.0000  SH       OTHER               4275.0000
Chesapeake Energy              COM        165167107    18841 1190228.0000  SH        SOLE            1190228.0000
                                                         784   49500.0000  SH       OTHER              49500.0000
Comcast Cl A Special           COM        20030N200    13510  483868.0000  SH        SOLE             483868.0000
                                                         313   11200.0000  SH       OTHER              11200.0000
Computer Sciences Cor          COM        205363104    12673  269061.0000  SH        SOLE             269061.0000
                                                         186    3950.0000  SH       OTHER               3950.0000
ConocoPhillips                 COM        20825C104    12688  153144.0000  SH        SOLE             153144.0000
                                                         296    3575.0000  SH       OTHER               3575.0000
Covance Inc.                   COM        222816100    11692  292530.0000  SH        SOLE             292530.0000
                                                         180    4500.0000  SH       OTHER               4500.0000
Danaher Corporation            COM        235851102    11976  233540.0000  SH        SOLE             233540.0000
                                                         256    4995.0000  SH       OTHER               4995.0000
Dun & Bradstreet Corp.         COM        26483E100    11958  203717.0000  SH        SOLE             203717.0000
                                                         205    3500.0000  SH       OTHER               3500.0000
Edwards Lifesciences           COM        28176E108    11972  357386.0000  SH        SOLE             357386.0000
                                                         308    9200.0000  SH       OTHER               9200.0000
El Paso Corp                   COM        28336L109     1066  116000.0000  SH        SOLE             116000.0000
Freeport Mc cl B               COM        35671D857    17284  426761.0000  SH        SOLE             426761.0000
                                                         387    9550.0000  SH       OTHER               9550.0000
Guilford Pharmaceutic          COM        401829106      100   20000.0000  SH        SOLE              20000.0000
IDT Corp Pfd B                 COM        448947309     2126  141460.0000  SH        SOLE             141460.0000
IDT {IDTC}                     COM        448947101     6584  451610.0000  SH        SOLE             451610.0000
                                                         252   17250.0000  SH       OTHER              17250.0000
International Game Tech        COM        459902102      863   24000.0000  SH        SOLE              24000.0000
Lockheed Martin Corp.          COM        539830109    12894  231158.4600  SH        SOLE             231158.4600
                                                         123    2200.0000  SH       OTHER               2200.0000
McKesson Corp                  COM        58155Q103      260   10150.0000  SH        SOLE              10150.0000
Northrop Grumman Corp          COM        666807102    11758  220470.0000  SH        SOLE             220470.0000
                                                         128    2400.0000  SH       OTHER               2400.0000
PETCO Animal Supplies          COM        716016209     9974  305385.0000  SH        SOLE             305385.0000
                                                         205    6275.0000  SH       OTHER               6275.0000
Pharmaceut. Product Dev.       COM        717124101    10422  289510.0000  SH        SOLE             289510.0000
                                                         162    4500.0000  SH       OTHER               4500.0000
Rigel Pharmaceuticals Inc      COM        766559603     1252   49500.0000  SH        SOLE              49500.0000
San Juan Basin Royalt          COM        798241105      211    6900.0000  SH        SOLE               6900.0000
Sanofi-Aventis ADS             COM        80105N105     8367  228555.0000  SH        SOLE             228555.0000
                                                         192    5250.0000  SH       OTHER               5250.0000
St. Joe Company                COM        790148100    21058  440826.7680  SH        SOLE             440826.7680
                                                         972   20350.0000  SH       OTHER              20350.0000
Staples Inc.                   COM        855030102      298   10000.0000  SH        SOLE              10000.0000
Suncor Energy                  COM        867229106    14289  446378.0000  SH        SOLE             446378.0000
                                                         427   13350.0000  SH       OTHER              13350.0000
Tesoro Corp                    COM        881609101      664   22500.0000  SH        SOLE              22500.0000
Walgreen Company               COM        931422109     2186   61000.0000  SH       OTHER              61000.0000
Wyeth                          COM        983024100     6021  161000.0000  SH       OTHER             161000.0000
XTO Energy Inc.                COM        98385X106    14269  439321.0000  SH        SOLE             439321.0000
                                                         222    6850.0000  SH       OTHER               6850.0000
Zimmer Holdings Inc.           COM        98956P102    14900  188515.0000  SH        SOLE             188515.0000
                                                         988   12500.0000  SH       OTHER              12500.0000

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